Equity Accounted Investments	12 Months Ended
Dec. 31, 2011
Equity Accounted Investments [Abstract]
Equity Accounted Investments
23.	Equity Accounted Investments

The Company has joint venture interests of 33%, 40%, and 50%, respectively, in the Angola LNG Project (see Note 16b), Ikdam Production, and SkaugenPetroTrans. The Wah Kwong Joint Venture is a joint venture arrangement between Teekay Tankers and Wah Kwong whereby Teekay Tankers holds a 50% interest (see Note 16b). The RasGas 3 Joint Venture is a joint venture arrangement between Teekay LNG and QGTC 3 whereby Teekay LNG holds a 40% interest. The RasGas 3 Joint Venture owns four LNG carriers and related long-term fixed-rate time-charters to service the expansion of a LNG project in Qatar.

In November 2011, Teekay acquired a 40% interest in a recapitalized Sevan for approximately $25 million (see Note 3). Sevan owns (i) two partially-completed hulls (#4 and #5) available for upgrade to FPSOs or other offshore projects; (ii) a licensing agreement with ENI SpA; (iii) an engineering and offshore project development business; and (iv) intellectual property rights, including offshore unit design patents. As at November 30, 2011, the fair value of the Company’s interest in Sevan was determined to be $49.2 million. The difference between the fair value of the Company’s 40% interest in Sevan and the price paid has been recognized as a bargain purchase gain in the Company’s consolidated statements of income (loss). As of February 28, 2012, the aggregate value of the Company’s 40% interest in Sevan, based on the quoted market price of Sevan’s common stock on the Oslo Stock Exchange was $46.5 million.

In November 2010, Teekay LNG acquired a 50% interest in companies that own two LNG carriers (collectively, the Exmar Joint Venture) from Exmar NV for a total equity purchase price of approximately $72.5 million (net of assumed debt). Teekay LNG financed $37.3 million of the purchase price by issuing to Exmar NV 1.1 million new common units with the balance financed by drawing on one of Teekay LNG’s revolving credit facilities. As part of the transaction, Teekay LNG agreed to guarantee 50% of the $206 million of debt secured by the Exmar Joint Venture. Exmar NV retains a 50% ownership interest in the Exmar Joint Venture. The two vessels acquired are the 2002-built Excalibur, a conventional LNG carrier, and the 2005-built Excelsior, a specialized gas carrier which can both transport and regasify LNG onboard. Both vessels are on long-term, fixed-rate charter contracts to Excelerate Energy LP for firm periods until 2022 and 2025, respectively.

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of dollars, except percentages):

Investments in Equity Accounted Investments	Ownership Percentage	December 31, 2011	December 31, 2010
RasGas 3 Joint Venture	40%	97,423	98,207
Exmar Joint Venture	50%	81,242	74,504
Angola Joint Venture	33%	16,063	—
SkaugenPetroTrans Joint Venture	50%	9,623	32,721
Sevan Marine Equity Investment	40%	46,998	—
Other	40% to 50%	1,288	2,201

Total		252,637	207,633

Loans to Equity Accounted Investees	Ownership Percentage	December 31, 2011	December 31, 2010
Wah Kwong Joint Venture	50%	9,830	9,830
Ikdam Production Joint Venture	40%	538	3,116
SkaugenPetroTrans Joint Venture	50%	5,000	—
Sevan Marine Equity Investment	40%	50,000	—

Total		65,368	12,946

A condensed summary of the Company’s financial information for equity accounted investments (33% to 50% owned) shown on a 100% basis are as follows:

	December 31,	December 31,
	2011	2010
Current assets	281,933	135,087
Non-current assets	2,545,518	1,867,161
Current liabilities	252,439	106,858
Non-current liabilities	2,118,550	1,507,800

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Revenues	333,020	232,516	238,838
Income from vessel operations	134,617	91,290	97,708
Net (loss) income	(48,732)	(44,794)	136,444

For the year ended December 31, 2011, the Company recorded equity (loss) income of $(35.3) million (2010—$(11.3) million and 2009—$52.5 million). The income or loss was primarily comprised of the Company’s share of net (loss) income from the Angola LNG Project, the RasGas 3 Joint Venture, and from the Exmar Joint Venture. For the year ended December 31, 2011, $(35.2) million of the equity (loss) gain related to the Company’s share of unrealized (loss) gain on interest rate swaps associated with these projects (2010—$(26.3) million and 2009—$32.4 million).